LONG-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2019
LONG-TERM DEPOSITS, NET
Schedule of Long Term Deposits	Long-term deposits, net consist of the following:

	As of December 31,
	2018	2019

Concession fee deposits	$920	$646
Office rental deposits	430	208

Total long-term deposits	$1,350	$854